Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 170,000	Fees	UNITED STATES	State of Arizona	Pinaya project
#: 2
	310,000	Fees	UNITED STATES	State of Arizona One	Pinaya project
#: 3
	280,000	Fees	UNITED STATES	Government of the Republic of Peru	Pinaya project
#: 4
	600,000	Fees	UNITED STATES	Government Of United States	Pinaya project
#: 5
	$ 10,000	Fees	UNITED STATES	Government of the Republic of Peru One	Pinaya project